PENSION AND OTHER POSTRETIREMENT BENEFITS	12 Months Ended
Dec. 31, 2025
Retirement Benefits [Abstract]
PENSION AND OTHER POSTRETIREMENT BENEFITS	PENSION AND OTHER POSTRETIREMENT BENEFITS
Paramount Global and certain other subsidiaries of the Company sponsor qualified and non-qualified defined benefit pension plans, principally non-contributory, covering eligible employees. Our pension plans consist of both funded and unfunded plans, and our domestic plans are frozen to future benefit accruals. The majority of participants in these plans are retired employees or former employees of previously divested businesses. Plan benefits are based primarily on an employee’s years of service and pay for each year that the employee participated in the plan. We fund our pension plans in accordance with the Employee Retirement Income Security Act of 1974 (“ERISA”), the Pension Protection Act of 2006, the Internal Revenue Code of 1986 and other applicable laws, rules and regulations. Plan assets consist principally of corporate bonds, equity securities, common collective trust funds, U.S. government securities and short-term investments. Paramount Skydance Corporation Class B Common Stock represented approximately 0.3% of the fair value of plan assets at December 31, 2025 (Successor) and Paramount Global Class B Common Stock represented 0.7% of the fair value of plan assets at December 31, 2024 (Predecessor).

In addition, the Company sponsors health and welfare plans that provide postretirement health care and life insurance benefits to eligible retired employees and their covered dependents. Eligibility is based in part on certain age and service requirements at the time of their retirement. Most of the plans are contributory and contain cost-sharing features such as deductibles and coinsurance, which are adjusted annually, as well as caps on the annual dollar amount we will contribute toward the cost of coverage. Claims and premiums for which we are responsible are paid with our own funds.

The pension plan disclosures herein include information related to our domestic pension and postretirement benefit plans only, unless otherwise noted. At December 31, 2025 (Successor) and at December 31, 2024 (Predecessor), the Consolidated Balance Sheets also include a liability of $38 million and $31 million, respectively, in “Pension and postretirement benefit obligations” relating to our non-U.S. pension plans and certain other retirement severance plans.

We use a December 31 measurement date for all pension and other postretirement benefit plans. Our pension plans were also remeasured as of August 7, 2025 in connection with the pushdown of the Ultimate Parent’s basis (see Note 2).
The following tables set forth the change in benefit obligation for our pension and postretirement benefit plans.

	Pension Benefits	Postretirement Benefits
Change in benefit obligation:
Benefit obligation at January 1, 2025 (Predecessor)	$3,481	$165
Service cost	—	1
Interest cost	120	5
Benefits paid	(232)	(31)
Participants’ contributions	—	10
Retiree Medicare drug subsidy	—	2
Benefit obligation at August 6, 2025 (Predecessor)	3,369	152

Adjustments to Paramount Global’s basis (Note 2)	286	10
Benefit obligation at August 7, 2025 (Successor)	3,655	162
Interest cost	79	4
Actuarial loss	—	1
Benefits paid	(107)	(17)
Participants’ contributions	—	5
Retiree Medicare drug subsidy	—	1
Benefit obligations at December 31, 2025 (Successor)	$3,627	$156

	Pension Benefits	Postretirement Benefits
Change in benefit obligation (Predecessor):
Benefit obligation at January 1, 2024	$3,711	$193
Service cost	—	1
Interest cost	198	10
Actuarial (gain) loss	(93)	(14)
Benefits paid	(335)	(34)
Participants’ contributions	—	6
Retiree Medicare drug subsidy	—	3
Benefit obligations at December 31, 2024 (Predecessor)	$3,481	$165
The following tables set forth the change in plan assets for our pension and postretirement benefit plans.

	Pension Benefits	Postretirement Benefits
Change in plan assets:
Fair value of plan assets at January 1, 2025 (Predecessor)	$2,352	$—
Actual return on plan assets	77	—
Employer contributions	172	19
Benefits paid	(232)	(31)
Participants’ contributions	—	10
Retiree Medicare drug subsidy	—	2
Fair value of plan assets at August 6, 2025 (Predecessor)	2,369	—

Adjustments to Paramount Global’s basis (Note 2)	85	—
Fair value of plan assets at August 7, 2025 (Successor)	2,454	—
Actual return on plan assets	80	—
Employer contributions	115	11
Benefits paid	(107)	(17)
Participants’ contributions	—	5
Retiree Medicare drug subsidy	—	1
Fair value of plan assets at December 31, 2025 (Successor)	$2,542	$—

	Pension Benefits	Postretirement Benefits
Change in plan assets:
Fair value of plan assets at January 1, 2024	$2,507	$—
Actual return on plan assets	100	—
Employer contributions	80	25
Benefits paid	(335)	(34)
Participants’ contributions	—	6
Retiree Medicare drug subsidy	—	3
Fair value of plan assets at December 31, 2024 (Predecessor)	$2,352	$—
The funded status of pension and postretirement benefit obligations and the related amounts recognized on the Consolidated Balance Sheets were as follows:

	Pension Benefits		Postretirement Benefits
	Successor	Predecessor	Successor	Predecessor
At December 31,	2025	2024	2025	2024
Funded status at end of year	$(1,085)	$(1,129)	$(156)	$(165)
Amounts recognized on the Consolidated Balance Sheets:
Noncurrent assets	$6	$1	$—	$—
Current liabilities	(75)	(73)	(25)	(27)
Noncurrent liabilities	(1,016)	(1,057)	(131)	(138)
Net amounts recognized	$(1,085)	$(1,129)	$(156)	$(165)
Our qualified pension plans were underfunded by $255 million and $347 million at December 31, 2025 (Successor) and December 31, 2024 (Predecessor), respectively.

The following amounts were recognized in accumulated other comprehensive income (loss) on the Consolidated Balance Sheets. In connection with the change in control of Paramount Global that established a new accounting basis, the historical equity of Paramount Global was reversed, including the accumulated other comprehensive income (loss) associated with our pension and other postretirement benefit plans.

	Pension Benefits		Postretirement Benefits
	Successor	Predecessor	Successor	Predecessor
At December 31,	2025	2024	2025	2024
Net actuarial (loss) gain	$29	$(1,448)	$(1)	$147
Net prior service cost	—	(1)	—	—
	29	(1,449)	(1)	147
Deferred income taxes	(7)	390	—	(14)
Net amount recognized in accumulated other comprehensive income (loss)	$22	$(1,059)	$(1)	$133
The accumulated benefit obligation for all defined benefit pension plans was $3.63 billion and $3.48 billion at December 31, 2025 (Successor) and December 31, 2024 (Predecessor), respectively.

Information for the pension plans with an accumulated benefit obligation in excess of plan assets is set forth below.

	Successor	Predecessor
At December 31,	2025	2024
Projected and accumulated benefit obligation	$3,083	$2,960

Fair value of plan assets	$1,992	$1,830
The following tables present the components of net periodic cost (benefit) and amounts recognized in other comprehensive income (loss).

	Pension Benefits
	Successor	Predecessor
	Period From August 7 - December 31,	Period From January 1 - August 6,	Year Ended December 31,
	2025	2025	2024	2023
Components of net periodic cost:
Interest cost	$79	$120	$198	$207
Expected return on plan assets	(51)	(77)	(136)	(128)
Amortization of actuarial losses	—	44	80	83
Net periodic cost (a)	$28	$87	$142	$162

	Postretirement Benefits
	Successor	Predecessor
	Period From August 7 - December 31,	Period From January 1 - August 6,	Year Ended December 31,
	2025	2025	2024	2023
Components of net periodic cost:
Service cost	$—	$1	$1	$1
Interest cost	4	5	10	12
Amortization of actuarial gains	—	(11)	(17)	(18)
Net periodic cost (benefit) (a)	$4	$(5)	$(6)	$(5)
(a) Includes amounts reflected in net earnings from discontinued operations of $7 million for the year ended December 31, 2023.
The service cost component of net periodic cost is presented on the Consolidated Statements of Operations within operating income. All other components of net periodic cost are presented below operating income, in “Other items, net.”

	Pension Benefits
	Successor	Predecessor
	Period From August 7 - December 31,	Period From January 1 - August 6,	Year Ended December 31,
	2025	2025	2024	2023
Other comprehensive income (loss):
Actuarial (loss) gain	$29	$—	$57	$(22)
Amortization of actuarial losses	—	44	80	83
	29	44	137	61
Deferred income taxes	(7)	(11)	(34)	(14)
Recognized in other comprehensive income (loss), net of tax	$22	$33	$103	$47

	Postretirement Benefits
	Successor	Predecessor
	Period From August 7 - December 31,	Period From January 1 - August 6,	Year Ended December 31,
	2025	2025	2024	2023
Other comprehensive income (loss):
Actuarial (loss) gain	$(1)	$—	$14	$11
Amortization of actuarial gains	—	(11)	(17)	(18)
	(1)	(11)	(3)	(7)
Deferred income taxes	—	3	1	2
Recognized in other comprehensive income (loss), net of tax	$(1)	$(8)	$(2)	$(5)

	Pension Benefits
	Successor		Predecessor
	At December 31,	At August 7,	At December 31,
	2025	2025	2024	2023
Weighted average assumptions used to determine benefit obligations:
Discount rate	5.7%	5.7%	6.0%	5.6%
Rate of compensation increase	—%	—%	—%	—%

	Pension Benefits
	Successor	Predecessor
	Period From August 7 - December 31,	Period From January 1 - August 6,	Year Ended December 31,
	2025	2025	2024	2023
Weighted average assumptions used to determine net periodic costs:
Discount rate	5.7%	6.0%	5.6%	5.9%
Expected long-term return on plan assets	5.6%	5.6%	5.7%	5.7%
Cash balance interest crediting rate	5.3%	5.3%	5.0%	5.0%
Rate of compensation increase	—%	—%	—%	—%

	Postretirement Benefits
	Successor		Predecessor
	At December 31,	At August 7,	At December 31,
	2025	2025	2024	2023
Weighted average assumptions used to determine benefit obligations:
Discount rate	5.4%	5.5%	6.1%	5.7%
Rate of compensation increase	N/A	N/A	N/A	N/A

	Postretirement Benefits
	Successor	Predecessor
	Period From August 7 - December 31,	Period From January 1 - August 6,	At December 31,
	2025	2025	2024	2023
Weighted average assumptions used to determine net periodic costs:
Discount rate	5.5%	6.1%	5.7%	6.0%
Expected long-term return on plan assets	N/A	N/A	N/A	N/A
Cash balance interest crediting rate	N/A	N/A	N/A	N/A
Rate of compensation increase	N/A	N/A	N/A	N/A
N/A - not applicable
The discount rates are determined primarily based on the yield of a portfolio of high quality bonds, providing cash flows necessary to meet the pension plans’ expected future benefit payments, as determined for the projected benefit obligations. The expected return on plan assets assumption is derived using the current and expected asset allocation of the pension plan assets and considering historical as well as expected returns on various classes of plan assets.

The following additional assumptions were used in accounting for postretirement benefits.

	Successor	Predecessor
	2025	2024
Projected health care cost trend rate (pre-65)	6.8%	7.0%
Projected health care cost trend rate (post-65)	6.8%	7.0%
Ultimate trend rate	5.0%	5.0%
Year ultimate trend rate is achieved	2033	2033
Plan Assets
The Paramount Global Investments Committee (the “Committee”) determines the strategy for the investment of pension plan assets. The Committee establishes target asset allocations for our pension plan trusts based upon an analysis of the timing and amount of projected benefit payments, projected company contributions, the expected returns and risk of the asset classes and the correlation of those returns. In June 2025, the Committee adopted a new investment policy designed to align the level of investment risk with the domestic plan’s funded status. As of December 31, 2025, the target asset allocation for the Company’s domestic pension plans is to invest 61% - 69% in liability hedging assets, and 31% - 39% in return seeking assets, including equity securities, real estate and real assets, and the remainder in cash, cash equivalents, Class B common stock and other investments. Target asset allocations for the return seeking portfolio is 74% equities, 20% real estate and real assets and 6% Company stock and other investments. At December 31, 2025, the trusts were invested approximately 62% in liability hedging assets, 26% in equity securities, 7% in real estate and real assets, and the remainder in cash, cash equivalents, Class B common stock and other investments. Liability hedging assets consist of a diversified portfolio of fixed income instruments that are substantially investment grade. All equity portfolios are diversified between U.S. and non-U.S. equities and include large and small capitalization equities. The asset allocations are reviewed regularly.
The following tables set forth our pension plan assets measured at fair value on a recurring basis at December 31, 2025 (Successor) and December 31, 2024 (Predecessor). These assets have been categorized according to the three-level fair value hierarchy established by the FASB, which prioritizes the inputs used in measuring fair value. See Note 11 for a description of the levels within this hierarchy. There are no investments categorized as Level 3.

At December 31, 2025 (Successor)	Level 1	Level 2	Total
Cash and cash equivalents (a)	$65	$14	$79
Fixed income securities:
U.S. treasury securities	88	—	88
Government-related securities	—	118	118
Corporate bonds (b)	—	988	988
Mortgage-backed and asset-backed securities	—	81	81
Exchange Traded Fund (ETF)	4	—	4
Equity securities:
U.S. large capitalization	54	—	54
U.S. small capitalization	61	—	61
Non-U.S. large capitalization	36	—	36
Exchange Traded Fund (ETF)	32	—	32
Other	—	10	10
Total assets in fair value hierarchy	$340	$1,211	$1,551
Common collective funds measured at net asset value (c) (d)			772
Limited partnerships measured at net asset value (c)			5
Mutual funds measured at net asset value (c)			214
Investments, at fair value			$2,542

At December 31, 2024 (Predecessor)	Level 1	Level 2	Total
Cash and cash equivalents (a)	$—	$(60)	$(60)
Fixed income securities:
U.S. treasury securities	140	—	140
Government-related securities	—	117	117
Corporate bonds (b)	—	1,138	1,138
Mortgage-backed and asset-backed securities	—	156	156
Equity securities:
U.S. large capitalization	43	—	43
U.S. small capitalization	67	—	67
Non-U.S. large capitalization	25	—	25
Non-U.S. small capitalization	2	—	2
Exchange Traded Fund (ETF)	32	—	32
Other	—	8	8
Total assets in fair value hierarchy	$309	$1,359	$1,668
Common collective funds measured at net asset value (c) (d)			626
Limited partnerships measured at net asset value (c)			11
Mutual funds measured at net asset value (c)			47
Investments, at fair value			$2,352
(a) Level 1 for December 31, 2025 reflects a contribution funded on December 31, 2025. The negative cash amount at December 31, 2024 reflects pending trades for investments purchased and sold. Assets categorized as Level 2 in each year reflect investments in money market funds.
(b)  Securities of diverse sectors and industries, substantially all investment grade.
(c)  In accordance with FASB guidance, investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been classified in the fair value hierarchy.
(d)  Underlying investments consist mainly of U.S. large capitalization and international equity securities.
Money market investments are carried at amortized cost, which approximates fair value due to the short-term maturity of these investments. Investments in equity securities are reported at fair value based on quoted market prices on national security exchanges. The fair value of investments in common collective funds and mutual funds is determined using the net asset value (“NAV”) provided by the administrator of the fund as a practical expedient. The NAV is determined by each fund’s trustee based upon the fair value of the underlying assets owned by the fund, less liabilities, divided by the number of outstanding units. The fair value of U.S. treasury securities is determined based on quoted market prices in active markets. The fair value of government-related securities and corporate bonds is determined based on quoted market prices on national security exchanges, when available, or using valuation models which incorporate certain other observable inputs, including recent trading activity for comparable securities and broker quoted prices. The fair value of mortgage-backed and asset-backed securities is based upon valuation models which incorporate available dealer quotes, projected cash flows and market information. The fair value of limited partnerships has been estimated using the NAV of the ownership interest. The NAV is determined using quarterly financial statements issued by the partnership, which determine the value based on the fair value of the underlying investments.
Future Benefit Payments
Estimated future benefit payments are as follows:

	2026	2027	2028	2029	2030	2031-2035
Pension	$320	$315	$316	$305	$303	$1,380
Postretirement	$26	$23	$21	$19	$16	$61
Retiree Medicare drug subsidy	$3	$3	$2	$2	$2	$4
In 2026, we expect to make $12 million in contributions to our qualified pension plans to satisfy minimum funding requirements and to maintain at least an 80% funding threshold under ERISA and $77 million to our non-qualified pension plans to satisfy benefit payments due under these plans. Also in 2026, we expect to contribute approximately $26 million to our other postretirement benefit plans to satisfy our portion of benefit payments due under these plans.

Multiemployer Pension and Postretirement Benefit Plans
We contribute to a number of multiemployer defined benefit pension plans under the terms of collective bargaining agreements that cover our union-represented employees, including talent, writers, directors, producers and other employees, primarily in the entertainment industry. The other employers participating in these multiemployer plans are primarily in the entertainment and other related industries. The risks of participating in multiemployer plans are different from single-employer plans as assets contributed to the multiemployer plan by one employer may be used to provide benefits to employees of other participating employers and if a participating employer stops contributing to the plan, the unfunded obligations of the plan may be borne by the remaining participating employers. In addition, if we choose to stop participating in some of its multiemployer plans we may be required to pay those plans a withdrawal liability based on the underfunded status of the plan. We recognize the net periodic cost for multiemployer pension and postretirement benefit plans based on the required contributions to the plans.
The financial health of a multiemployer plan is indicated by the zone status, as defined by the Pension Protection Act of 2006. Plans in the red zone are in critical status; those in the yellow zone are in endangered status; and those in the green zone are neither critical nor endangered.
The table below presents information concerning our participation in multiemployer defined benefit pension plans.

Pension Plan	Employer Identification Number/Pension Plan Number	Pension Protection Act Zone Status (a)		Company Contributions				Expiration Date of Collective Bargaining Agreement

				Successor	Predecessor
				Period From August 7 - December 31,	Period From January 1 - August 6,	Year Ended December 31,
		2025	2024	2025	2025	2024	2023
AFTRA Retirement Plan (b)	13-6414972-001	Green	Green	$5	$10	$18	$18	6/30/2026
Directors Guild of America - Producer (b)	95-2892780-001	Green	Green	8	9	17	17	6/30/2026
Producer-Writers Guild of America (b)	95-2216351-001	Green	Green	9	13	24	24	5/1/2026
Screen Actors Guild - Producers (b)	95-2110997-001	Green	Green	11	13	24	27	6/30/2026
Motion Picture Industry (b)	95-1810805-001	Green	Green	25	24	65	48	(c)
Other Plans				8	7	17	17
	Total contributions			$66	$76	$165	$151
(a) The zone status for each individual plan listed was certified by each plan’s actuary as of the beginning of the plan years for 2025 and 2024. The plan year is the twelve months ending December 31 for each plan listed above except AFTRA Retirement Plan, which has a plan year ending November 30.
(b) The Company was listed in these plan’s most recent Form 5500 as providing more than 5% of total contributions for the plan.
(c) The expiration dates range from July 31, 2024 through December 1, 2028.
As a result of the above noted zone status there were no funding improvements or rehabilitation plans implemented, as defined by ERISA, nor any surcharges imposed for any of the individual plans listed.

We also contribute to multiemployer plans that provide postretirement healthcare and other benefits to certain employees under collective bargaining agreements. The contributions to these plans were $91 million for the Successor period from August 7 - December 31, 2025, $94 million for the Predecessor period from January 1 - August 6, 2025, and $215 million and $172 million for the years ended December 31, 2024 and 2023, respectively.
Defined Contribution Plans
We sponsor defined contribution plans for the benefit of employees meeting eligibility requirements. Employer contributions to such plans were $40 million for the Successor period from August 7 - December 31, 2025, $82 million for the Predecessor period from January 1 - August 6, 2025, and $133 million and $151 million for the years ended December 31, 2024 and 2023, respectively.